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Oct. 25, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Mr. Mark Cowan
        Document Control - EDGAR

RE:        RiverSource of New York Variable Annuity Account ("Registrant")
               RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity RiverSource RAVA 5 Advantage Variable Annuity
               (Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Select Variable Annuity
               (Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Access Variable Annuity
               (Offered for contract applications signed prior to 4/30/2012) File Nos. 333-91691/811-07623

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on Oct. 18, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Dixie Carroll
    ---------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary